Trade Payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade Payables [Abstract]
Schedule of Trade Payables
	30 June 2023	30 June 2022
	RM	RM
Current
Trade payables
- Third parties	7,102,712	699,495